Vanguard® New Jersey Long-Term Tax-Exempt Fund
Schedule of Investments (unaudited)
As of February 28, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (98.4%)
New Jersey (89.8%)
[1]	Atlantic City Board of Education GO	4.000%	4/1/26	200	202
[1]	Atlantic City Board of Education GO	4.000%	4/1/27	210	215
[1]	Atlantic City Board of Education GO	4.000%	4/1/28	230	237
[1]	Atlantic City Board of Education GO	4.000%	4/1/29	215	223
[1]	Atlantic City Board of Education GO	4.000%	4/1/30	170	176
[1]	Atlantic City Board of Education GO	4.000%	4/1/31	175	181
[1]	Atlantic City Board of Education GO	4.000%	4/1/32	175	180
[1]	Atlantic City Board of Education GO	4.000%	4/1/33	180	184
[1]	Atlantic City Board of Education GO	4.000%	4/1/34	150	153
[2]	Atlantic City NJ GO	5.000%	3/1/32	750	778
[2]	Atlantic City NJ GO	5.000%	3/1/37	4,420	4,556
[1]	Atlantic City NJ GO	5.000%	3/1/37	1,010	1,041
[2]	Atlantic City NJ GO	5.000%	3/1/42	710	725
[1]	Atlantic County Improvement Authority College & University Revenue (Atlantic City Campus Phase II Project)	5.000%	7/1/28	250	266
[1]	Atlantic County Improvement Authority College & University Revenue (Atlantic City Campus Phase II Project)	5.000%	7/1/29	200	216
[1]	Atlantic County Improvement Authority College & University Revenue (Atlantic City Campus Phase II Project)	5.000%	7/1/35	350	385
[1]	Atlantic County Improvement Authority College & University Revenue (Atlantic City Campus Phase II Project)	4.000%	7/1/36	275	282
[1]	Atlantic County Improvement Authority College & University Revenue (Atlantic City Campus Phase II Project)	4.000%	7/1/37	710	724
[1]	Atlantic County Improvement Authority College & University Revenue (Atlantic City Campus Phase II Project)	4.000%	7/1/38	350	356
[1]	Atlantic County Improvement Authority College & University Revenue (Atlantic City Campus Phase II Project)	4.000%	7/1/39	300	304
[1]	Atlantic County Improvement Authority College & University Revenue (Atlantic City Campus Phase II Project)	4.000%	7/1/40	600	606
[1]	Atlantic County Improvement Authority College & University Revenue (Atlantic City Campus Phase II Project)	4.000%	7/1/41	525	528
[1]	Atlantic County Improvement Authority College & University Revenue (Atlantic City Campus Phase II Project)	4.000%	7/1/47	810	799
[1]	Atlantic County Improvement Authority Miscellaneous Revenue	5.000%	9/1/28	3,000	3,086
	Atlantic County NJ GO	2.000%	6/1/35	1,160	943
	Atlantic County NJ GO	2.000%	6/1/38	785	601
	Atlantic County NJ GO	2.000%	6/1/39	1,310	978
	Belleville Township NJ BAN GO	5.000%	7/8/25	5,000	5,027
	Bergen County NJ GO	3.000%	7/15/35	2,460	2,403
	Bergenfield Borough NJ BAN GO	4.250%	3/26/25	1,163	1,163
	Bergenfield Borough NJ GO	3.000%	8/1/40	1,645	1,511
	Bergenfield Borough NJ GO	3.000%	8/1/41	1,645	1,482
	Bergenfield Borough NJ GO	3.000%	8/1/42	1,645	1,462
	Bridgewater-Raritan Regional School District GO	3.000%	7/15/43	6,655	5,877
	Burlington County NJ GO	3.000%	5/1/33	1,745	1,702
	Burlington County NJ GO	3.000%	5/1/34	1,790	1,742
	Burlington Township Board of Education GO	2.250%	2/15/43	2,565	1,923
	Burlington Township NJ GO	4.125%	10/1/42	690	701
[3]	Camden County Improvement Authority Charter School Aid Revenue (Camden Preparatory High School Project)	4.000%	7/15/27	150	150
[3]	Camden County Improvement Authority Charter School Aid Revenue (Camden Preparatory High School Project)	5.000%	7/15/32	570	601
[3]	Camden County Improvement Authority Charter School Aid Revenue (Camden Preparatory High School Project)	5.000%	7/15/52	1,865	1,871
[3]	Camden County Improvement Authority Charter School Aid Revenue (Camden Preparatory High School Project)	5.000%	7/15/62	10,120	10,105
	Camden County Improvement Authority Charter School Aid Revenue (KIPP Cooper Norcross Academy - 2022 Project)	6.000%	6/15/52	1,325	1,408
	Camden County Improvement Authority Charter School Aid Revenue (KIPP Cooper Norcross Academy - 2022 Project)	6.000%	6/15/62	5,115	5,416
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Guaranteed Loan-Capital Program)	5.000%	1/15/32	515	534
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Guaranteed Loan-Capital Program)	5.000%	1/15/34	500	518
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Guaranteed Loan-Capital Program)	4.000%	1/15/38	715	722
	Camden County NJ GO	3.000%	3/1/33	550	535
	Cape May NJ GO	3.000%	10/1/31	1,000	981
	Cape May NJ GO	2.375%	10/1/32	3,815	3,463
[1]	Carlstadt Borough NJ GO	2.000%	6/15/32	1,700	1,468
[4]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/36	500	565

Vanguard® New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/36	550	621
[4]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/37	1,020	1,146
[4]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/37	775	870
[4]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/38	2,500	2,792
[4]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/39	1,600	1,774
[4]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/39	660	732
[4]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/40	1,600	1,763
[4]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/40	910	1,003
[4]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/41	2,600	2,840
[4]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/41	1,920	2,097
[4]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/42	1,950	2,115
[4]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/42	2,420	2,625
[4]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/43	1,725	1,860
[4]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	4.000%	11/1/44	3,250	3,106
[4]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/44	2,000	2,146
[1]	Clifton Board of Education GO	2.000%	8/15/40	3,550	2,576
[1]	Clifton Board of Education GO	2.125%	8/15/42	1,850	1,292
[1]	Clifton Board of Education GO	2.125%	8/15/43	1,155	786
[1]	Clifton Board of Education GO	2.250%	8/15/45	7,940	5,317
[2]	Deptford Township Board of Education GO	2.500%	7/15/37	1,090	903
	East Brunswick Township Board of Education GO	4.000%	5/15/33	350	367
	East Brunswick Township Board of Education GO	3.000%	5/15/37	620	576
	East Brunswick Township Board of Education GO	3.000%	5/15/38	500	461
	East Brunswick Township Board of Education GO	3.000%	5/15/39	730	671
	East Brunswick Township Board of Education GO	3.000%	5/15/40	755	682
[1]	East Orange NJ (East Orange Board of Education Project) GO	5.000%	10/15/32	795	869
[1]	East Orange NJ (East Orange Board of Education Project) GO	5.000%	10/15/33	610	665
[1]	East Orange NJ (East Orange Board of Education Project) GO	3.000%	10/15/34	400	389
[1]	East Orange NJ (East Orange Board of Education Project) GO	3.000%	10/15/35	400	381
[2]	East Rutherford Board of Education GO	2.250%	7/15/41	668	483
	Edgewater Borough NJ GO	1.000%	2/15/34	1,105	859
	Essex County Improvement Authority Charter School Aid Revenue	4.000%	6/15/30	165	167
	Essex County Improvement Authority Charter School Aid Revenue	4.000%	6/15/38	545	540
[3]	Essex County Improvement Authority Charter School Aid Revenue	5.000%	7/15/40	375	392
	Essex County Improvement Authority Charter School Aid Revenue	4.000%	6/15/46	815	753
	Essex County Improvement Authority Charter School Aid Revenue	4.000%	6/15/51	3,300	2,962
[3]	Essex County Improvement Authority Charter School Aid Revenue	5.000%	7/15/54	500	508
	Essex County Improvement Authority Charter School Aid Revenue	4.000%	6/15/56	10,805	9,526
[3]	Essex County Improvement Authority Charter School Aid Revenue	4.000%	8/1/60	1,000	860
[3]	Essex County Improvement Authority Charter School Aid Revenue	5.000%	7/15/64	775	782
[3]	Essex County Improvement Authority Charter School Aid Revenue (North Star Academy Charter School of Newark Inc. - 2020 Project)	4.000%	7/15/40	1,575	1,514
[3]	Essex County Improvement Authority Charter School Aid Revenue (North Star Academy Charter School of Newark Inc. - 2020 Project)	4.000%	7/15/60	3,850	3,311
	Essex County Improvement Authority Lease Revenue	4.000%	11/1/38	735	740
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue (CHF-Newark LLC - NJIT Student Housing Program)	5.000%	8/1/35	250	274
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue (CHF-Newark LLC - NJIT Student Housing Program)	4.000%	8/1/37	300	305
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue (CHF-Newark LLC - NJIT Student Housing Program)	4.000%	8/1/38	615	624
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue (CHF-Newark LLC - NJIT Student Housing Program)	4.000%	8/1/39	635	641
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue (CHF-Newark LLC - NJIT Student Housing Program)	4.000%	8/1/40	665	670
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue (CHF-Newark LLC - NJIT Student Housing Program)	4.000%	8/1/41	690	691
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue (CHF-Newark LLC - NJIT Student Housing Program)	4.000%	8/1/56	3,800	3,577
	Essex County NJ GO	2.000%	9/1/33	1,905	1,629
	Essex County NJ GO	3.000%	8/15/34	1,495	1,468
	Essex County NJ GO	3.000%	8/15/35	3,000	2,922
	Essex County NJ GO	3.000%	8/15/36	4,880	4,709
	Essex County NJ GO	2.000%	9/1/36	1,250	1,015
	Essex County NJ GO	2.000%	9/1/37	2,035	1,619
	Essex County NJ GO	2.000%	9/1/47	3,900	2,493
	Ewing Township Board of Education GO	4.000%	7/15/34	3,040	3,098
	Ewing Township Board of Education GO	4.000%	7/15/35	3,045	3,095
	Flemington Raritan Regional Board of Education GO	3.000%	9/1/39	1,950	1,797
	Fort Lee Borough NJ GO	2.000%	11/1/33	2,715	2,283
	Fort Lee Parking Authority Auto Parking Revenue	5.000%	9/15/46	5,500	5,657

Vanguard® New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Garden State Preservation Trust Appropriations Revenue	5.750%	11/1/28	4,150	4,395
[1]	Garden State Preservation Trust Recreational Revenue	0.000%	11/1/28	6,535	5,774
	Gloucester County Improvement Authority College & University Revenue (Rowan University Business and Engineering School Projects)	5.000%	7/1/44	930	932
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Fossil Park & Student Center Projects)	5.000%	7/1/33	275	301
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Fossil Park & Student Center Projects)	5.000%	7/1/34	350	382
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Fossil Park & Student Center Projects)	4.000%	7/1/38	1,750	1,784
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Fossil Park & Student Center Projects)	4.000%	7/1/39	1,340	1,361
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Fossil Park & Student Center Projects)	4.000%	7/1/40	650	658
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Fossil Park & Student Center Projects)	4.000%	7/1/51	2,500	2,439
[1]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	11/1/30	1,200	1,243
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	7/1/36	725	804
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	7/1/38	1,150	1,265
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	7/1/39	650	712
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	7/1/40	1,250	1,364
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	7/1/41	1,150	1,248
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	7/1/42	700	757
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	7/1/43	1,000	1,077
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	7/1/44	1,000	1,072
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	7/1/49	4,000	4,241
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	7/1/54	3,500	3,697
	Gloucester Township NJ BAN GO	4.000%	7/23/25	5,000	5,016
[1]	Haddon Township NJ GO	2.000%	3/1/32	970	841
[2]	Harrison NJ GO	4.000%	3/1/38	330	333
	Hoboken NJ GO	3.000%	2/15/51	1,455	1,152
	Hoboken NJ GO	3.000%	2/15/52	1,455	1,141
	Howell Township NJ GO	2.000%	10/1/36	1,980	1,546
	Hudson County Improvement Authority Intergovernmental Agreement Revenue (Local Unit Loan Program)	4.500%	7/11/25	2,415	2,429
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue	5.000%	5/1/41	5,565	5,649
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue	5.250%	5/1/51	7,150	7,243
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	3.000%	10/1/34	2,000	1,934
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	3.000%	10/1/35	2,000	1,908
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	3.000%	10/1/36	2,000	1,885
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	3.000%	10/1/37	2,000	1,864
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	3.000%	10/1/38	2,000	1,847
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	3.000%	10/1/39	2,000	1,830
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	4.000%	10/1/41	4,500	4,515
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	4.000%	10/1/51	7,000	6,728
	Hudson County Improvement Authority Lease Revenue	5.000%	6/15/37	2,120	2,174
	Hudson County Improvement Authority Lease Revenue	5.000%	8/1/42	1,300	1,306
	Hudson County NJ GO	2.000%	11/15/34	1,775	1,457
	Hudson County NJ GO	2.000%	11/15/35	1,000	801
	Hudson County NJ GO	2.125%	11/15/36	1,920	1,531
	Hudson County NJ GO	2.125%	11/15/37	1,000	782
	Hudson County NJ GO	2.250%	11/15/38	1,520	1,186
	Hudson County NJ GO	2.375%	11/15/39	1,000	775
	Hudson County NJ GO	2.375%	11/15/40	1,000	759
	Hudson County NJ GO	3.000%	11/15/41	1,700	1,441
[1]	Jersey City Board of Education GO	5.000%	8/15/38	350	396
[1]	Jersey City Board of Education GO	5.000%	8/15/39	450	506
[1]	Jersey City Board of Education GO	4.000%	8/15/40	650	663
[1]	Jersey City Board of Education GO	4.000%	8/15/41	500	508
[1]	Jersey City Board of Education GO	4.125%	8/15/42	875	893
[1]	Jersey City Board of Education GO	4.125%	8/15/43	625	633
[1]	Jersey City Board of Education GO	4.125%	8/15/44	1,150	1,163
[1]	Jersey City Municipal Utilities Authority Water Revenue	5.000%	10/15/49	2,000	2,168
[1]	Jersey City Municipal Utilities Authority Water Revenue	5.250%	10/15/54	1,455	1,595

Vanguard® New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Jersey City Municipal Utilities Authority Water Revenue (New Jersey Water Project Notes)	5.000%	5/1/25	1,000	1,003
	Jersey City NJ GO	5.000%	11/1/31	510	538
	Jersey City NJ GO	5.000%	11/1/33	415	436
	Jersey City NJ GO	4.000%	11/1/34	2,000	2,030
	Jersey City NJ GO	4.000%	11/1/35	1,170	1,186
[2]	Jersey City NJ GO	4.000%	10/1/37	2,860	2,946
	Jersey City NJ GO	5.000%	11/1/37	1,000	1,041
	Jersey City NJ GO	3.000%	2/15/38	7,635	6,984
[2]	Jersey City NJ GO	4.125%	10/1/38	2,300	2,369
[2]	Jersey City NJ GO	4.375%	10/1/42	3,480	3,561
[2]	Jersey City NJ GO	4.375%	10/1/43	3,599	3,670
[1]	Kearny NJ GO	3.000%	2/1/30	1,680	1,651
[1]	Lakewood Township NJ GO	2.000%	11/1/32	1,610	1,380
[1]	Lenape Regional High School District GO	4.000%	1/1/41	3,750	3,813
[1]	Lenape Regional High School District GO	4.000%	1/1/42	2,795	2,831
[2]	Lindenwold Boro School District GO	3.000%	2/1/35	1,355	1,313
	Madison Borough Board of Education GO	1.000%	8/15/31	2,525	2,154
	Mercer County NJ GO	0.050%	2/15/32	5,000	3,781
[3]	Mercer County NJ GO TOB VRDO	1.400%	3/3/25	50,515	50,515
	Metuchen School District GO	4.000%	7/15/41	3,190	3,228
	Metuchen School District GO	4.000%	7/15/42	2,365	2,384
	Middlesex County Improvement Authority Auto Parking Revenue (New Brunswick Parking Deck Project)	4.000%	9/1/51	3,000	2,993
[5]	Middlesex County Improvement Authority Intergovernmental Agreement Revenue	5.000%	8/15/53	26,000	27,908
	Middlesex Monroe Township Board of Education GO, Prere.	5.000%	3/1/25	3,000	3,000
	Monmouth County Improvement Authority Intergovernmental Agreement Revenue	4.000%	7/15/34	1,800	1,818
	Monmouth County Improvement Authority Lease Revenue	4.000%	8/1/36	50	52
	Monmouth County NJ GO	5.000%	7/15/34	580	629
	Monmouth Regional High School District GO	3.000%	2/1/32	1,255	1,248
	Monmouth Regional High School District GO	3.000%	2/1/33	1,015	1,002
	Monroe Township NJ GO	5.000%	1/15/29	425	463
	Monroe Township NJ GO	5.000%	1/15/33	460	508
[2]	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/30	2,000	2,058
[2]	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/39	1,025	1,046
	New Jersey Building Authority Lease (Appropriation) Revenue, Prere.	4.000%	6/15/26	605	615
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/25	450	453
[6]	New Jersey Economic Development Authority Appropriations Revenue	5.250%	7/1/25	1,000	1,006
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/26	4,910	5,043
[6]	New Jersey Economic Development Authority Appropriations Revenue	5.250%	7/1/26	2,320	2,380
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/27	1,160	1,167
[2]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/27	4,000	4,160
[6]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/28	2,220	2,421
	New Jersey Economic Development Authority Appropriations Revenue	3.375%	7/1/30	775	752
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/15/30	1,000	1,022
[2]	New Jersey Economic Development Authority Appropriations Revenue	3.125%	7/1/31	2,115	2,079
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	7/1/32	2,820	2,807
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/33	8,165	8,305
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	7/1/34	5,825	5,712
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/36	3,405	3,465
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/37	700	711
	New Jersey Economic Development Authority Appropriations Revenue	4.625%	6/15/48	5,000	5,055
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/48	3,585	3,681
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	5.000%	6/15/31	100	109
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	5.000%	6/15/35	2,620	2,832
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	5.000%	6/15/37	1,440	1,545
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	5.000%	6/15/38	1,280	1,368
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	5.000%	6/15/39	2,125	2,266
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	4.000%	6/15/44	9,495	9,296
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	4.000%	6/15/49	2,710	2,604
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	5.000%	6/15/49	3,400	3,523
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.250%	6/15/25	2,500	2,518
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.250%	6/15/25	1,000	1,007
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.250%	6/15/25	1,340	1,350
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	4.750%	12/15/26	4,970	5,157

Vanguard® New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	12/15/26	5,060	5,272
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.500%	12/15/26	2,500	2,626
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.500%	12/15/26	5,475	5,752
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	12/15/28	6,790	7,369
[3]	New Jersey Economic Development Authority Charter School Aid Revenue	5.375%	7/1/47	310	295
[3]	New Jersey Economic Development Authority Charter School Aid Revenue (Beloved Commonwealth Charter School Inc. Project)	4.000%	6/15/29	1,030	1,027
[3]	New Jersey Economic Development Authority Charter School Aid Revenue (Beloved Commonwealth Charter School Inc. Project)	5.000%	6/15/39	825	830
[3]	New Jersey Economic Development Authority Charter School Aid Revenue (Beloved Commonwealth Charter School Inc. Project)	5.000%	6/15/49	380	380
[3]	New Jersey Economic Development Authority Charter School Aid Revenue (Beloved Commonwealth Charter School Inc. Project)	5.000%	6/15/54	2,185	2,186
	New Jersey Economic Development Authority Charter School Aid Revenue (FDTN Academy Charter School Project)	4.000%	7/1/29	540	538
	New Jersey Economic Development Authority Charter School Aid Revenue (FDTN Academy Charter School Project)	5.000%	7/1/38	795	804
	New Jersey Economic Development Authority Charter School Aid Revenue (FDTN Academy Charter School Project)	5.000%	7/1/50	1,100	1,080
	New Jersey Economic Development Authority Charter School Aid Revenue (North Star Academy Charter School of Newark Inc. - 2020 Project)	5.000%	7/15/25	510	512
	New Jersey Economic Development Authority Charter School Aid Revenue (North Star Academy Charter School of Newark Inc. - 2020 Project)	5.000%	7/15/26	535	545
	New Jersey Economic Development Authority Charter School Aid Revenue (North Star Academy Charter School of Newark Inc. - 2020 Project)	5.000%	7/15/27	560	578
	New Jersey Economic Development Authority Charter School Aid Revenue (North Star Academy Charter School of Newark Inc. - 2020 Project)	4.000%	7/15/37	130	129
	New Jersey Economic Development Authority Charter School Aid Revenue (TEAM Academy Charter School Project)	5.000%	12/1/48	2,465	2,499
[1]	New Jersey Economic Development Authority College & University Revenue (Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.000%	6/1/30	650	672
[1]	New Jersey Economic Development Authority College & University Revenue (Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.000%	6/1/37	1,470	1,509
[1]	New Jersey Economic Development Authority College & University Revenue (Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.000%	6/1/42	10,000	10,162
[3]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/27	5,000	5,301
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Bancroft Neurohealth Project)	5.000%	6/1/41	3,105	3,115
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Cranes Mill Project)	5.000%	1/1/49	5,000	4,902
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Lions Gate Project)	5.250%	1/1/44	4,905	4,856
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/25	1,230	1,230
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	6/15/26	3,000	3,081
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.250%	6/15/37	1,065	1,227
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.250%	6/15/38	2,440	2,792
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.250%	6/15/39	2,000	2,281
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/25	250	251
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	4.000%	11/1/25	260	262
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	4.125%	6/15/26	2,515	2,522
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	5.000%	11/1/31	345	376
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	5.000%	11/1/35	4,500	4,851
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	4.000%	11/1/37	4,400	4,452
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	4.000%	11/1/38	3,605	3,632
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	4.000%	11/1/39	4,150	4,167
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/30	600	630
[2]	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/37	2,385	2,483
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/42	5,000	5,133
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/42	1,030	1,057
	New Jersey Economic Development Authority Lease (Appropriation) Revenue, Prere.	5.000%	6/15/27	8,455	8,907
	New Jersey Economic Development Authority Lease (Appropriation) Revenue, Prere.	5.000%	6/15/27	2,900	3,055
	New Jersey Economic Development Authority Lease (Appropriation) Revenue, Prere.	5.000%	6/15/27	4,290	4,519
	New Jersey Economic Development Authority Lease (Appropriation) Revenue, Prere.	5.000%	6/15/27	1,800	1,896
	New Jersey Economic Development Authority Lease Revenue (State House Project)	5.000%	6/15/35	2,290	2,435
	New Jersey Economic Development Authority Lease Revenue (State House Project)	4.500%	6/15/40	3,065	3,116

Vanguard® New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Economic Development Authority Lease Revenue (State House Project)	5.000%	6/15/43	9,900	10,269
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	4.000%	7/1/25	90	90
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/30	1,150	1,150
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	4.125%	7/1/30	200	193
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/32	2,500	2,523
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/35	2,000	2,000
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/35	5,985	5,863
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/37	1,350	1,355
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/38	1,220	1,183
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/47	1,750	1,720
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/47	6,905	6,382
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/48	8,000	7,636
	New Jersey Economic Development Authority Miscellaneous Revenue (Seeing Eye Inc. 2017 Project)	5.000%	6/1/32	2,345	2,445
	New Jersey Economic Development Authority Revenue	5.250%	4/1/27	6,000	6,291
	New Jersey Economic Development Authority Revenue	5.250%	4/1/28	6,000	6,424
	New Jersey Educational Facilities Authority Appropriations Revenue	4.000%	9/1/25	130	131
[2]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/25	2,175	2,189
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/25	460	463
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/28	935	976
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/28	3,000	3,072
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/28	295	306
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/28	250	238
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/29	490	511
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/30	565	582
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/30	4,000	4,092
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/31	1,165	1,170
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/31	10,265	10,523
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/31	6,250	6,397
[2]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/31	2,150	2,207
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/32	285	287
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/32	1,000	1,049
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/32	2,845	2,953
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/32	3,000	3,146
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/32	2,305	2,361
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/32	2,890	2,956
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/32	420	455
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/33	390	392
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/33	2,500	2,605
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/33	2,340	2,424
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/33	430	432
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/33	95	97
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/33	2,475	2,530
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/33	680	733
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/34	1,825	1,906
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/34	1,485	1,595
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/34	2,500	2,602
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/34	2,340	2,420
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/34	850	853
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/34	1,475	1,507
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/35	81	81
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/35	1,130	1,209
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/35	1,485	1,533
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/35	2,100	2,145
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/36	1,175	977
[1]	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/36	1,800	1,811
[1]	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/36	775	755
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/36	4,975	5,181
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/36	3,285	3,506
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/37	2,350	1,914
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/37	1,100	1,170
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/37	1,340	1,344
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/37	930	959
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/38	1,980	2,098
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/38	750	830
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/39	2,000	1,561
[1]	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/39	600	607
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/39	1,050	1,108
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/40	2,000	1,517
[1]	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/40	1,000	1,006
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/40	2,670	2,541

Vanguard® New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/40	1,230	1,235
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/41	3,025	2,221
[1]	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/41	850	852
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/41	2,000	2,237
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/42	515	369
[1]	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/42	750	749
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/42	2,080	2,120
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	3/1/43	4,000	4,454
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/43	2,155	2,378
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/44	1,400	1,536
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/45	12,640	13,063
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/45	440	407
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/47	6,100	5,407
[1]	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/47	850	827
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/47	2,845	2,160
[1]	New Jersey Educational Facilities Authority College & University Revenue	3.250%	7/1/49	1,400	1,166
	New Jersey Educational Facilities Authority College & University Revenue	3.000%	7/1/50	6,495	4,942
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/50	9,450	8,727
[1]	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/50	2,850	2,787
[1]	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/52	1,125	1,069
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	3/1/53	7,000	7,013
	New Jersey Educational Facilities Authority College & University Revenue	5.250%	3/1/54	11,000	12,133
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	5.000%	7/1/28	275	290
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	5.000%	7/1/29	400	428
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	5.000%	7/1/30	280	303
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	5.000%	7/1/31	275	301
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	5.000%	7/1/32	250	275
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	5.000%	7/1/33	275	302
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	3.000%	7/1/34	350	343
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	3.000%	7/1/35	225	217
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	4.000%	7/1/36	375	382
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	3.000%	7/1/37	820	781
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	4.000%	7/1/38	300	302
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	3.000%	7/1/39	770	714
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	3.000%	7/1/40	275	251
[3]	New Jersey Educational Facilities Authority College & University Revenue TOB VRDO	1.500%	3/3/25	4,560	4,560
	New Jersey Educational Facilities Authority College & University Revenue, Prere.	4.000%	7/1/26	10	10
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue	5.000%	9/1/39	2,810	3,103
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue	5.000%	9/1/40	2,000	2,189
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue	5.000%	9/1/41	1,750	1,899
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue	5.000%	9/1/42	1,140	1,229
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue	5.000%	9/1/43	1,250	1,340
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue	4.625%	9/1/48	2,120	2,162
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue	5.250%	9/1/53	2,230	2,374
	New Jersey GO	5.000%	6/1/25	14,020	14,096
	New Jersey GO	4.000%	6/1/31	10,000	10,682
	New Jersey GO	2.000%	6/1/32	3,400	3,022
	New Jersey GO	3.000%	6/1/32	11,150	11,009
	New Jersey GO	2.000%	6/1/33	1,500	1,309
	New Jersey GO	2.000%	6/1/34	2,500	2,128
	New Jersey GO	2.250%	6/1/34	2,785	2,454
	New Jersey GO	2.000%	6/1/35	1,500	1,242
	New Jersey GO	2.000%	6/1/36	1,500	1,210
	New Jersey GO	2.000%	6/1/37	1,500	1,178
	New Jersey GO	5.000%	6/1/41	5,000	5,189
	New Jersey GO	5.000%	6/1/42	4,500	4,661
	New Jersey GO, Prere.	5.000%	6/1/25	2,760	2,774
	New Jersey GO, Prere.	5.000%	6/1/27	4,000	4,198
	New Jersey Health Care Facilities Financing Authority Appropriations Revenue (Hospital Asset Transformation Program)	5.000%	10/1/28	1,225	1,302
	New Jersey Health Care Facilities Financing Authority Appropriations Revenue (Hospital Asset Transformation Program)	5.000%	10/1/38	2,035	2,112
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	55	55
[1]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	2,100	2,112
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	2,860	2,911
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.250%	7/1/29	465	465
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	2,940	2,991
[1]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,950	1,961
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	2,200	2,237
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,540	1,671

Vanguard® New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,850	1,860
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/31	500	504
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	2,310	2,348
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	300	311
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	2,055	2,106
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	2,445	2,549
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/32	1,695	1,610
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	2,455	2,649
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.125%	7/1/33	3,620	3,303
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,220	1,249
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	5,080	5,197
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	3,305	3,560
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	2,340	2,399
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,500	1,590
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/34	2,370	2,309
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	2,725	2,788
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	2,040	2,193
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	2,190	2,243
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,500	1,586
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	1,000	1,027
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	750	781
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	6,925	7,187
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	2,500	2,593
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	1,500	1,581
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	2.000%	7/1/36	2,000	1,641
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	3,750	3,836
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	1,000	1,036
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	2,365	2,450
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,500	1,576
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	4,670	4,755
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	6,755	6,985
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	3,600	3,725
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,645	1,722
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/38	1,130	1,052
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	4,360	4,415
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	1,380	1,419
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	2,500	2,582
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/39	1,030	948
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	3,955	3,982
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	7,000	7,084
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	13,000	13,405
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	6,990	7,120
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/40	3,240	2,949
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	4,075	4,115
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	8,000	8,004
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/41	2,625	2,339
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	12,500	12,506
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	1,000	1,005
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	1,000	1,008
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	2,580	2,643
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	6,000	6,613
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/43	2,000	2,231
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/44	11,445	10,983
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/44	2,000	2,224
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	9,135	8,955
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	2.375%	7/1/46	2,500	1,648
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/46	6,480	5,266
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/46	2,640	2,659
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/47	9,675	9,179
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/47	5,395	4,890
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/48	17,965	16,057
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/49	10,400	8,139
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/49	9,000	9,917
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	2.625%	7/1/51	3,235	2,113
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/51	8,175	6,501
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/51	13,130	10,215
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/51	15,730	15,075
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/52	3,280	2,881
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/52	5,000	5,070
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.125%	7/1/54	15,875	14,969

Vanguard® New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.250%	7/1/54	3,185	3,237
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/54	3,000	3,256
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/54	15,000	16,413
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/57	5,000	5,061
[7]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	1.150%	3/3/25	2,320	2,320
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	7/1/26	65	67
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/26	1,165	1,200
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/26	800	824
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/26	1,000	1,029
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/26	2,875	2,959
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/26	2,745	2,826
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.600%	5/1/26	5,750	5,767
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.375%	11/1/27	995	994
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.375%	11/1/27	1,000	999
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.500%	5/1/29	640	642
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	1.875%	4/1/31	2,230	1,982
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.500%	10/1/34	6,355	6,313
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.750%	10/1/35	8,965	8,970
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.250%	11/1/36	1,150	941
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.250%	10/1/37	2,965	3,028
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.875%	11/1/38	1,500	1,480
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.850%	10/1/39	4,830	4,804
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.250%	10/1/40	2,030	1,571
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.300%	11/1/40	2,150	1,678
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.450%	11/1/41	1,000	766
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.500%	10/1/42	10,860	11,007
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.950%	11/1/43	1,100	1,060
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.550%	10/1/44	4,710	4,769
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.400%	10/1/45	3,240	2,335
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.450%	11/1/45	1,000	705
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.750%	11/1/45	1,000	919
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.300%	10/1/46	3,825	2,631
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.600%	10/1/46	4,815	4,859
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.650%	11/1/46	1,000	728
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.100%	11/1/47	675	653
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.000%	11/1/48	825	758
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.000%	4/1/49	2,200	2,007
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.050%	11/1/49	865	681
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.700%	10/1/50	5,750	5,792
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.750%	10/1/50	11,655	11,864
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.550%	11/1/50	1,000	680
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.500%	4/1/51	14,165	14,127
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.700%	11/1/51	1,000	700
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.400%	4/1/52	4,895	3,152
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/52	2,505	2,454
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/53	11,520	11,944
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.100%	11/1/53	650	593
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.550%	5/1/55	1,225	1,219
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.550%	5/1/55	3,840	3,822
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	6.000%	10/1/55	6,000	6,532
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.625%	11/1/56	1,000	661
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.750%	11/1/56	1,000	681
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.600%	5/1/60	1,000	1,001
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.600%	5/1/60	1,170	1,171
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue (New Center City Project)	5.000%	6/1/25	4,000	4,016
[8]	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue PUT	4.080%	12/1/25	2,665	2,683
[8]	New Jersey Housing & Mortgage Finance Agency Revenue	5.250%	12/20/65	5,100	5,277
	New Jersey Infrastructure Bank Intergovernmental Agreement Revenue	5.000%	9/1/44	800	888
	New Jersey Infrastructure Bank Intergovernmental Agreement Revenue	2.125%	9/1/46	1,720	1,119
	New Jersey Infrastructure Bank Intergovernmental Agreement Revenue	5.000%	9/1/46	2,000	2,210
	New Jersey Infrastructure Bank Intergovernmental Agreement Revenue	5.000%	9/1/49	2,065	2,266
	New Jersey Infrastructure Bank Intergovernmental Agreement Revenue	2.250%	9/1/51	2,500	1,547
	New Jersey Infrastructure Bank Intergovernmental Agreement Revenue	5.000%	9/1/52	2,230	2,399
	New Jersey Infrastructure Bank Lease Revenue	2.000%	9/1/40	2,705	1,973
	New Jersey Infrastructure Bank Lease Revenue	2.000%	9/1/46	6,655	4,216
	New Jersey Infrastructure Bank Lease Revenue	2.250%	9/1/50	5,530	3,465
	New Jersey NJ Institute of Technology College & University Revenue	5.000%	7/1/31	925	1,005
	New Jersey NJ Institute of Technology College & University Revenue	5.000%	7/1/33	330	358
	New Jersey NJ Institute of Technology College & University Revenue	5.000%	7/1/40	6,605	6,638

Vanguard® New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey NJ Institute of Technology College & University Revenue	5.000%	7/1/45	8,975	9,013
	New Jersey Rutgers State University College & University Revenue VRDO	1.530%	3/3/25	1,730	1,730
[9]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/26	2,995	2,835
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/26	6,020	5,698
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/27	4,075	4,182
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	7,480	7,676
[9]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	565	500
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	4,705	4,167
[2]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	755	670
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	5,805	5,952
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	1,270	1,302
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/29	5,060	4,336
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	4,000	4,098
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	10,550	10,807
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.100%	6/15/31	1,335	1,346
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/31	10,430	10,667
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/31	2,025	2,084
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/32	10,105	7,752
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/32	870	662
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/32	1,000	1,088
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/33	12,240	13,049
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/33	1,000	1,086
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/34	285	201
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/34	3,250	3,456
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/36	875	559
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/36	6,775	4,331
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/37	8,335	5,085
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/37	2,700	1,647
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/38	8,370	4,882
[2]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/38	1,250	739
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.250%	12/15/38	3,485	3,514
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/39	2,195	2,332
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/40	1,800	1,788
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/40	5,180	2,716
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/41	3,000	2,953
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.250%	6/15/44	6,000	6,021
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/31	1,000	1,070
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/39	5,390	5,367
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/41	6,600	6,496
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/46	16,320	15,792
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	3.000%	6/15/50	14,000	10,795
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/50	8,150	7,824
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/50	9,365	10,088
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program), Prere.	5.000%	12/15/28	1,245	1,352
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program), Prere.	5.500%	12/15/32	1,000	1,187
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/36	2,000	2,037
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/38	3,000	3,007
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.250%	6/15/39	2,495	2,311
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/44	2,715	2,644
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/44	7,660	7,918
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/45	10,000	9,720
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/45	7,945	8,352
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.500%	6/15/46	14,310	12,642
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.000%	6/15/50	16,780	12,940
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/50	785	817
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue, Prere.	5.000%	12/15/28	5,525	6,000
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue, Prere.	5.000%	12/15/30	215	241
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/32	4,000	4,525
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/37	8,000	9,104
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	4.250%	6/15/40	7,980	8,180
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/40	10,055	11,243
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.250%	6/15/41	4,000	4,532
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	4.000%	6/15/42	5,000	4,911
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/42	10,000	11,019
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/40	2,325	2,603
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/41	5,000	5,548
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/42	7,500	8,263

Vanguard® New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/43	3,200	3,504
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/44	5,500	5,984
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/45	5,000	5,405
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	4.125%	6/15/50	2,965	2,904
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.250%	6/15/50	24,035	26,056
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	4.125%	6/15/55	4,455	4,305
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.250%	6/15/55	12,000	12,922
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/38	12,000	6,999
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/39	4,080	2,255
[9,10]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/26	595	564
[2]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/38	175	103
[1]	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/26	2,325	2,376
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	2,600	2,751
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	150	158
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	3,100	3,275
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/33	30	32
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/33	1,250	1,319
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/34	5,000	5,102
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/35	2,000	2,034
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/36	3,890	4,083
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/37	1,945	2,038
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/40	2,650	2,698
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/40	8,500	8,839
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/42	14,360	14,417
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/42	5,000	5,024
	New Jersey Turnpike Authority Highway Revenue	4.250%	1/1/43	8,000	8,156
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/43	10,000	11,073
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/44	2,000	2,189
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/45	22,500	24,560
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/46	5,000	5,400
	New Jersey Turnpike Authority Highway Revenue	4.500%	1/1/48	7,555	7,766
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/48	2,010	2,082
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/51	14,000	13,739
	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/52	6,000	6,548
	New Jersey Turnpike Authority Highway Revenue	4.125%	1/1/54	10,000	9,954
	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/54	12,000	13,180
	New Milford Borough NJ GO	2.000%	4/1/32	270	235
[2]	Newark Board of Education GO	5.000%	7/15/31	500	557
[2]	Newark Board of Education GO	5.000%	7/15/32	875	974
[2]	Newark Board of Education GO	5.000%	7/15/33	520	577
[2]	Newark Board of Education GO	4.000%	7/15/35	500	518
[2]	Newark Board of Education GO	4.000%	7/15/36	475	490
[2]	Newark Board of Education GO	4.000%	7/15/37	450	461
[2]	Newark Board of Education GO	3.000%	7/15/38	1,350	1,207
[2]	Newark Board of Education GO	3.000%	7/15/39	1,550	1,362
[2]	Newark Board of Education GO	3.000%	7/15/40	3,025	2,611
[2]	Newark Board of Education GO	3.000%	7/15/41	3,855	3,273
[2]	Newark Board of Education GO	3.000%	7/15/42	800	671
[6]	Newark Housing Authority Intergovernmental Agreement Revenue (ADDL-Newark Redevelopment Project)	5.000%	1/1/32	5,500	5,881
	Newark Housing Authority Intergovernmental Agreement Revenue (ADDL-Newark Redevelopment Project)	4.000%	1/1/37	8,600	8,645
[1]	Newark NJ Mass Transit Access Tax Miscellaneous Taxes Revenue	5.375%	11/15/52	3,920	4,365
[1]	Newark NJ Mass Transit Access Tax Miscellaneous Taxes Revenue	6.000%	11/15/62	9,370	10,811
[1]	Newark Parking Authority Lease (Non-Terminable) (Office Facility/Office Project) Revenue	5.250%	2/1/43	1,075	1,127
[1]	Newark Parking Authority Lease (Non-Terminable) (Office Facility/Office Project) Revenue	5.500%	2/1/51	1,600	1,670
[1]	North Bergen Township Board of Education GO	4.000%	7/15/41	910	923
	North Brunswick Township Board of Education GO	3.250%	8/15/31	395	395
	North Brunswick Township Board of Education GO	3.375%	8/15/37	1,695	1,677
[1]	North Hudson NJ Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	6/1/37	1,485	1,724
[1]	North Hudson NJ Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	6/1/38	1,000	1,160
[1]	North Hudson NJ Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	6/1/39	1,100	1,271
[1]	North Hudson NJ Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	6/1/40	1,100	1,265
[1]	North Hudson NJ Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	6/1/41	1,000	1,137
[1]	North Hudson NJ Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	6/1/42	1,045	1,177

Vanguard® New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ocean City NJ GO	2.250%	9/15/32	2,370	2,113
	Ocean City NJ GO	3.000%	10/15/37	4,380	4,090
	Ocean City NJ GO	2.000%	10/15/38	4,380	3,518
	Ocean County NJ GO	4.375%	11/1/41	3,405	3,618
	Orange Township NJ BAN GO	4.750%	5/29/25	2,000	2,008
	Parsippany-Troy Hills Township NJ GO	4.000%	11/1/41	1,750	1,779
	Parsippany-Troy Hills Township NJ GO	4.000%	11/1/42	1,750	1,773
	Parsippany-Troy Hills Township NJ GO	4.000%	11/1/43	1,680	1,690
	Passaic County Improvement Authority Auto Parking Revenue	5.000%	5/1/42	2,500	2,572
[11]	Passaic County Improvement Authority Charter School Aid Revenue	4.125%	7/1/33	1,000	1,011
[11]	Passaic County Improvement Authority Charter School Aid Revenue	4.500%	7/1/40	1,200	1,215
[11]	Passaic County Improvement Authority Charter School Aid Revenue	5.000%	7/1/44	1,000	1,020
	Passaic County Improvement Authority Charter School Aid Revenue	4.750%	1/1/45	1,060	1,046
	Passaic County Improvement Authority Charter School Aid Revenue	5.000%	1/1/55	1,000	1,005
	Passaic County Improvement Authority Charter School Aid Revenue	5.000%	1/1/60	1,700	1,689
	Passaic County Improvement Authority Charter School Aid Revenue (Paterson Arts & Science Charter School Project)	4.250%	7/1/33	570	581
	Passaic County Improvement Authority Charter School Aid Revenue (Paterson Arts & Science Charter School Project)	5.250%	7/1/43	1,340	1,392
	Passaic County Improvement Authority Charter School Aid Revenue (Paterson Arts & Science Charter School Project)	5.375%	7/1/53	1,000	1,029
	Passaic County Improvement Authority Charter School Aid Revenue (Paterson Arts & Science Charter School Project)	5.500%	7/1/58	1,000	1,034
	Passaic County Improvement Authority Lease (Non-Terminable) Revenue (DPW Building Project)	5.000%	5/1/33	720	722
	Passaic County Improvement Authority Lease Revenue (Paterson City Project)	4.000%	8/15/33	110	115
	Passaic County Improvement Authority Lease Revenue (Paterson City Project)	4.000%	8/15/34	125	130
	Passaic County Improvement Authority Lease Revenue (Paterson City Project)	3.000%	8/15/36	145	138
	Passaic County Improvement Authority Lease Revenue (Paterson City Project)	3.000%	8/15/37	150	141
	Passaic County Improvement Authority Lease Revenue (Paterson City Project)	3.000%	8/15/44	755	628
	Passaic County Improvement Authority Miscellaneous Revenue (Guaranteed-City Paterson Project)	5.000%	6/15/35	1,200	1,247
	Passaic County NJ GO	3.000%	5/1/32	540	538
	Passaic County NJ GO	1.000%	12/1/35	1,675	1,232
[1]	Passaic Valley Sewerage Commission Sewer Revenue	3.000%	12/1/35	1,615	1,530
[1]	Passaic Valley Sewerage Commission Sewer Revenue	3.000%	12/1/36	1,495	1,399
[1]	Passaic Valley Sewerage Commission Sewer Revenue	3.000%	12/1/37	1,935	1,781
[1]	Passaic Valley Sewerage Commission Sewer Revenue	3.000%	12/1/38	970	878
[1]	Passaic Valley Sewerage Commission Sewer Revenue	3.000%	12/1/39	500	445
[1]	Passaic Valley Water Commission Water Revenue	5.000%	12/1/41	360	396
[1]	Passaic Valley Water Commission Water Revenue	5.000%	12/1/43	800	872
[2]	Perth Amboy NJ GO	5.000%	3/15/29	690	749
[2]	Perth Amboy NJ GO	5.000%	3/15/30	600	662
[2]	Perth Amboy NJ GO	5.000%	3/15/31	750	840
	Rancocas Valley Regional High School District GO	3.000%	3/15/39	1,300	1,197
	Rancocas Valley Regional High School District GO	3.000%	3/15/40	1,300	1,178
	Ridgewood Bergen County NJ GO	2.000%	1/15/42	505	370
	Saddle Brook Township NJ GO	2.125%	2/15/33	500	430
	Saddle Brook Township NJ GO	2.250%	2/15/34	500	427
	Salem County NJ GO	2.000%	6/15/28	1,150	1,075
[2]	Salem County NJ GO	3.000%	6/15/33	270	260
	Salem County NJ GO	2.000%	6/15/36	1,680	1,324
	Salem County NJ GO	2.000%	6/15/37	1,835	1,415
[2]	Sayreville Borough NJ GO	4.000%	1/15/42	2,160	2,189
	South Jersey Port Corp. Port, Airport & Marina Revenue	5.000%	1/1/34	1,915	1,939
	South Jersey Port Corp. Port, Airport & Marina Revenue	5.000%	1/1/39	2,910	2,937
	South Jersey Port Corp. Port, Airport & Marina Revenue	5.000%	1/1/49	2,450	2,486
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/28	200	215
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/28	1,140	1,227
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/29	500	547
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/30	450	450
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/30	500	545
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/31	500	544
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/32	750	750
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/32	500	542
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/33	500	542
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/34	1,085	1,085
[2]	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/38	2,200	2,245
[2]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/38	1,500	1,686
[2]	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/39	2,285	2,329
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/39	5,470	5,470
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/39	1,000	1,089

Vanguard® New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/39	2,110	2,359
	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/40	2,125	2,128
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/40	1,250	1,356
[2]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/41	3,250	3,466
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/41	1,750	1,884
	South Jersey Transportation Authority Highway Revenue	4.500%	11/1/42	2,000	2,056
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/45	8,975	9,355
[2]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/45	3,525	3,701
	South Jersey Transportation Authority Highway Revenue	4.625%	11/1/47	2,635	2,689
	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/50	12,235	11,580
[2]	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/50	3,265	3,214
	South Jersey Transportation Authority Highway Revenue	5.250%	11/1/52	5,900	6,268
[2]	South Jersey Transportation Authority Highway Revenue	5.250%	11/1/52	3,650	3,927
	South Orange & Maplewood School District GO	2.000%	11/1/31	215	189
	South Orange & Maplewood School District GO	2.000%	8/15/32	115	100
	South Orange & Maplewood School District GO	2.000%	8/15/34	205	170
	South Orange & Maplewood School District GO	2.250%	11/1/37	1,120	901
	South Orange & Maplewood School District GO	3.000%	8/15/38	1,125	1,046
	South Orange & Maplewood School District GO	2.250%	11/1/38	1,000	791
[2]	South Orange & Maplewood School District GO	2.500%	11/1/39	1,955	1,581
	South Orange & Maplewood School District GO	2.000%	8/15/40	1,550	1,127
	South Orange & Maplewood School District GO	2.125%	8/15/41	1,525	1,095
	South Orange & Maplewood School District GO	2.500%	11/1/42	3,100	2,328
	Southampton Township NJ BAN GO	4.500%	3/19/25	1,195	1,196
	Springfield Township School District GO	4.000%	5/1/40	885	901
	Sussex County Municipal Utilities Authority Resource Recovery Revenue (Landfill Expansion Project)	3.000%	12/1/41	1,100	958
	Tenafly School District GO	3.375%	8/1/39	1,670	1,632
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/28	2,310	2,412
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/29	1,500	1,565
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/31	5,750	5,983
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/32	2,850	2,960
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/33	2,750	2,850
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/35	2,920	3,016
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/36	2,000	2,062
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/37	3,100	3,064
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/37	8,650	8,905
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/46	15,080	15,245
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/46	6,810	6,880
	Toms River Board of Education GO	3.000%	7/15/36	1,815	1,684
	Toms River Board of Education GO	3.000%	7/15/37	1,825	1,671
	Toms River Board of Education GO	3.000%	7/15/38	750	676
	Trenton NJ GO	4.500%	5/29/25	3,195	3,205
	Union County Improvement Authority Lease (Non-Terminable) Revenue (Union County Administration Complex Project)	4.125%	4/15/54	2,500	2,517
	Union County NJ GO	4.000%	3/1/32	3,000	3,157
	Union Township NJ/Union County GO	1.000%	8/1/32	1,094	885
	Vineland NJ GO	4.000%	11/1/40	2,600	2,642
	Vineland NJ GO	4.000%	11/1/41	2,600	2,630
	Vineland NJ GO	4.000%	11/1/42	2,300	2,317
	Washington NJ Board of Education GO	4.000%	8/15/42	1,140	1,146
	West Deptford Township NJ GO	3.000%	2/15/32	640	623
	West Windsor-Plainsboro NJ Regional School District GO	2.375%	8/1/36	3,325	2,824
	Willingboro Township NJ GO	2.125%	9/1/33	200	169
					2,358,820
Delaware (0.9%)
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/34	170	192
	Delaware River & Bay Authority Highway Revenue	3.000%	1/1/35	1,000	949
	Delaware River & Bay Authority Highway Revenue	3.000%	1/1/36	1,000	935
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/36	170	191
	Delaware River & Bay Authority Highway Revenue	3.000%	1/1/37	1,000	915
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/37	350	391
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/37	170	190
	Delaware River & Bay Authority Highway Revenue	3.000%	1/1/38	1,000	898
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/38	170	189
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/38	600	688
	Delaware River & Bay Authority Highway Revenue	4.000%	1/1/39	1,000	1,020
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/39	150	167
	Delaware River & Bay Authority Highway Revenue	4.000%	1/1/40	700	710
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/40	170	187

Vanguard® New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/40	500	566
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/40	650	735
	Delaware River & Bay Authority Highway Revenue	4.000%	1/1/41	450	454
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/41	185	202
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/41	1,440	1,612
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/41	750	839
	Delaware River & Bay Authority Highway Revenue	4.000%	1/1/42	750	753
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/42	170	185
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/42	1,500	1,663
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/42	1,000	1,109
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/43	1,500	1,651
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/43	750	826
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/44	1,745	1,903
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/44	700	763
	Delaware River & Bay Authority Highway Revenue	4.000%	1/1/46	1,000	983
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/49	1,000	1,075
					22,941
Guam (0.1%)
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/36	250	276
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/36	200	199
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/42	1,780	1,712
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/44	55	57
					2,244
New York (3.6%)
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.375%	3/1/28	650	681
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.000%	12/1/31	5,000	5,008
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/36	5,560	5,994
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/37	3,140	3,231
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/38	1,310	1,342
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/38	3,800	3,974
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/39	1,000	1,018
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/39	2,695	2,870
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/40	3,150	3,206
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/40	935	948
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/40	500	573
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/41	1,520	1,720
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/42	4,000	4,435
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/42	240	269
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/43	1,730	1,902
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/43	1,000	1,109
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/46	2,500	2,463
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/48	3,315	3,554
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/49	2,000	2,153
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	11/1/49	8,000	7,809
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/52	5,000	5,311
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	8/1/52	2,000	2,158
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/53	8,000	8,518
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/53	3,000	3,196
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/54	2,000	2,140
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/54	4,500	4,819
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/56	2,500	2,624
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	11/15/57	10,405	10,761
					93,786
Ohio (0.1%)
[12]	Freddie Mac Pool	3.350%	6/1/38	4,218	3,867
Pennsylvania (2.3%)
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/33	2,250	2,350
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/33	135	147
[2]	Delaware River Joint Toll Bridge Commission Highway Revenue	4.000%	7/1/34	1,660	1,663
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/34	1,000	1,043
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/34	135	147
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/35	175	190
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/36	2,260	2,353
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/36	155	167
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/37	5,490	5,709
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/37	150	162
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/38	215	231
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/39	170	182

Vanguard® New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/42	17,000	17,469
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/47	5,500	5,584
	Delaware River Port Authority Highway Revenue	5.000%	1/1/37	12,040	12,051
	Delaware River Port Authority Highway Revenue	5.000%	1/1/37	1,000	1,066
	Delaware River Port Authority Highway Revenue	5.000%	1/1/38	3,900	4,152
	Delaware River Port Authority Highway Revenue	5.000%	1/1/39	3,500	3,733
	Delaware River Port Authority Highway Revenue	5.000%	1/1/40	2,500	2,503
					60,902
Puerto Rico (1.6%)
	Commonwealth of Puerto Rico GO	5.375%	7/1/25	1,639	1,648
	Commonwealth of Puerto Rico GO	5.625%	7/1/27	1,647	1,722
	Commonwealth of Puerto Rico GO	5.625%	7/1/29	2,546	2,743
	Commonwealth of Puerto Rico GO	5.750%	7/1/31	3,663	4,089
	Commonwealth of Puerto Rico GO	0.000%	7/1/33	680	482
	Commonwealth of Puerto Rico GO	4.000%	7/1/33	2,659	2,678
	Commonwealth of Puerto Rico GO	4.000%	7/1/35	788	790
	Commonwealth of Puerto Rico GO	4.000%	7/1/37	285	283
	Commonwealth of Puerto Rico GO	4.000%	7/1/41	1,610	1,549
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/30	1,080	1,140
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	5,010	5,325
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	2,250	2,419
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/35	285	298
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/37	780	817
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/37	250	262
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/37	70	74
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/42	260	246
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/47	250	254
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	1,043	958
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	602	519
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	1,001	802
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/33	305	225
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	5,088	5,069
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	178	177
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/46	289	97
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.750%	7/1/53	1,435	1,426
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.784%	7/1/58	1,134	1,120
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	5.000%	7/1/58	4,303	4,320
					41,532
Total Tax-Exempt Municipal Bonds (Cost $2,616,447)					2,584,092

Vanguard® New Jersey Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Taxable Municipal Bonds (0.1%)
Puerto Rico (0.1%)
Commonwealth of Puerto Rico CVI	0.000%	11/1/43	2,855	1,795
Commonwealth of Puerto Rico CVI	0.000%	11/1/51	1,355	866
Total Taxable Municipal Bonds (Cost $2,593)				2,661
Total Investments (98.5%) (Cost $2,619,040)				2,586,753
Other Assets and Liabilities—Net (1.5%)				39,050
Net Assets (100%)				2,625,803
Cost is in $000.
1	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
2	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2025, the aggregate value was $96,023,000, representing 3.7% of net assets.
4	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
5	Securities with a value of $87,000 have been segregated as initial margin for open futures contracts.
6	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
7	Scheduled principal and interest payments are guaranteed by bank letter of credit.
8	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
9	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
10	Scheduled principal and interest payments are guaranteed by Berkshire Hathaway Assurance Corp.
11	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of February 28, 2025.
12	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
BAN—Bond Anticipation Note.
CVI—Contingent Value Instruments.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
Prere.—Prerefunded.
PUT—Put Option Obligation.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	June 2025	108	11,657	94

Short Futures Contracts
Ultra Long U.S. Treasury Bond	June 2025	(23)	(2,855)	(45)
				49
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.	Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.

Vanguard® New Jersey Long-Term Tax-Exempt Fund
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of February 28, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	2,584,092	—	2,584,092
Taxable Municipal Bonds	—	2,661	—	2,661
Total	—	2,586,753	—	2,586,753
Derivative Financial Instruments
Assets
Futures Contracts[1]	94	—	—	94
Liabilities
Futures Contracts[1]	(45)	—	—	(45)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.